INVENTORY (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory	$ 114,694	$ 230,593
Computers
Inventory [Line Items]
Inventory	28,979	45,382
Monitors
Inventory [Line Items]
Inventory	66,747	114,126
Printers
Inventory [Line Items]
Inventory	1,398	15,880
Parts and enclosures
Inventory [Line Items]
Inventory	3,855	31,426
General
Inventory [Line Items]
Inventory	$ 13,715	$ 23,779